Intangible Assets, Net - Schedule of Intangible Assets (Details) ¥ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Intangible Assets [Line Items]
Net balance, as of beginning	¥ 132	$ 19
Additions
Amortization expense	(35)	(5)	(69)
Net balance, as of ending	97	$ 14	132	$ 19
Purchased software [Member]
Schedule of Intangible Assets [Line Items]
Net balance, as of beginning	132
Additions
Amortization expense	(35)			$ (10)	¥ (85)
Net balance, as of ending	97		132
Internal - use software [Member]
Schedule of Intangible Assets [Line Items]
Net balance, as of beginning
Additions
Amortization expense					¥ (85)
Net balance, as of ending